Acquisition and Divestitures - Schedule of Liabilities Recorded (Detail) (Idaho Dairy Farm [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 3,300		$ 3,306
Accrued charges at December 31, 2013		3,306
Costs paid or otherwise settled		(1,360)	0
Reversal of prior expense		(406)
Accrued charges at March 31, 2014	3,306	1,540	3,306
Lease Liability [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges			2,674
Accrued charges at December 31, 2013		2,674
Costs paid or otherwise settled		(762)	0
Reversal of prior expense		(351)
Accrued charges at March 31, 2014	2,674	1,561	2,674
Severance and related costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges			632
Accrued charges at December 31, 2013		632
Costs paid or otherwise settled		(598)	0
Reversal of prior expense		(55)
Accrued charges at March 31, 2014	$ 632	$ (21)	$ 632